Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Lease, Cost
The components of the net lease cost reflected in the Company’s consolidated statements of operations were as follows for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Operating lease costs	$817	$989
Short-term lease costs	26	46

	$843	$1,035

Supplemental information related to operating leases was as follows for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities	$785	$1,008
Right-of-use assets obtained in exchange for lease liabilities	$—	$1,673
Right-of-use assets and lease liabilities extinguished upon termination of lease, net gain	$—	$108
Short-term variable lease expenses	$52	$202

Summary of Lessee, Operating Lease, Liability, to be Paid, Maturity
As of December 31, 2024, future minimum lease payments under the Company’s non-cancelable
operating leases are as follows (in thousands):

Operating lease obligations

2025	$721
2026	534
2027	421
2028	357
2029	13

Total	2,046
Less: imputed interest	(302)

Present value of net future minimum lease payments	1,744
Less: short-term operating lease liabilities	(578)

Long-term operating lease liabilities	$1,166